Income Taxes	9 Months Ended	12 Months Ended
	Oct. 29, 2011	Jan. 29, 2011
Income Taxes

4. Income Taxes

The provision for income taxes is based on the current estimate of the annual effective tax rate. The effective income tax rates for the thirteen weeks ended October 29, 2011 and October 30, 2010 were 38.9% and 39.7%, respectively. The effective income tax rates for the thirty-nine weeks ended October 29, 2011 and October 30, 2010 were 39.0% and 39.7%, respectively. The difference between our effective tax rate and statutory rate primarily relates to state taxes.

During the thirteen weeks ended April 30, 2011, the Company elected bonus depreciation for certain fixed asset additions in fiscal year 2010 based on clarification from the IRS in Rev Proc. 2011-26 issued on March 29, 2011. The election resulted in a reduction of approximately $0.6 million of deferred tax assets and income tax payable.

4. Income Taxes

The provision for income tax expense for the years ended January 29, 2011, January 30, 2010 and January 31, 2009 is as follows:

	For Fiscal Years Ended
	2011	2010	2009
	(in thousands)
Current:
Federal	$11,778	$6,667	$2,094
State	2,020	1,084	342

Total	13,798	7,751	2,436

Deferred:
Federal	(2,275)	(724)	(56)
State	(410)	(109)	2

Total	(2,685)	(833)	(54)

Income tax expense	$11,113	$6,918	$2,382

A reconciliation of the statutory federal income tax rate to the effective tax rate follows:

	For Fiscal Years Ended
	2011	2010	2009
Income tax expense at statutory rate	35.0%	35.0%	34.0%
Nondeductible expenses	0.5	0.9	0.4
State tax, net of federal benefit	3.7	4.0	3.2
Other	0.5	(0.4)	(3.5)

Effective tax rate	39.7%	39.5%	34.1%

For fiscal year 2008, the provision for income taxes was reduced by $0.2 million due to adjustments made to deferred income taxes for differences between estimates used in recording the income tax provision in the prior year and the actual federal and state tax returns.

Deferred tax assets and liabilities are recorded due to different carrying amounts for financial and income tax reporting purposes arising from cumulative temporary differences as measured by enacted tax rates, which will be in effect when these temporary differences reverse. These differences consist of the following at January 29, 2011 and January 30, 2010:

	January 29, 2011	January 30, 2010
	(in thousands)
Deferred tax assets:
Inventories	$502	$221
Accrued liabilities	819	352
Deferred and accrued rents	2,618	890
Equity based compensation	358	—

Total deferred tax assets	4,297	1,463

Deferred tax liabilities
Property and equipment	272	106
Other	—	18

Total deferred tax liabilities	272	124

Net deferred tax assets	$4,025	$1,339

The Company’s tax years are subject to examination by federal authorities from 2008 forward, and by state taxing authorities from 2007 forward.